Investment Objectives and Goals	Sep. 30, 2025
BNY Mellon Fixed Income Completion Funds (FICS) - C
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return consisting of capital appreciation and income.
BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return consisting of capital appreciation and income.